Consolidated Balance Sheet Components - Capitalized internal-use software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Balance Sheet Components
Capitalized internal-use software	$ 2,860	$ 1,592
Less: Accumulated amortization	(169)	(17)
Total capitalized internal-use software	2,691	1,575
Amortization expense on capitalized internal-use software placed in service	$ 152	$ 17